Offerings - Offering: 1	May 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	58.84
Maximum Aggregate Offering Price	$ 470,720,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 65,006.44
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, $0.001 par value per share ("Common Stock"), of Corcept Therapeutics Incorporated that become issuable under the Corcept Therapeutics Incorporated 2024 Incentive Award Plan (as amended) (the "2024 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. The amount registered represents shares of Common Stock reserved for awards available for future issuance under the 2024 Plan. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price with respect to the shares are calculated based on $58.84 per share, the average of the high and low prices of the Common Stock, as reported on the Nasdaq Capital Market on May 21, 2026, a date within five business days prior to the filing of this Registration Statement.